Insider Trading Arrangements	12 Months Ended
Jun. 30, 2023
Trading Arrangements, by Individual
Rule 10b5-1 Arrangement Adopted	false
Non-Rule 10b5-1 Arrangement Adopted	false
Rule 10b5-1 Arrangement Terminated	false
Non-Rule 10b5-1 Arrangement Terminated	false